Prospectus supplement dated June 1, 2017
to the following prospectus(es):
Nationwide Destination Architect 2.0
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Mutual Fund and Variable Insurance Trust – Catalyst Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust – Rational Insider Buying VA Fund
(2)	Effective May 1, 2017, the investment objective for the following underlying mutual funds are updated as indicated below:
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 5, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Janus Aspen Series - Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares
PRO-0056-13